March 1, 2013

VIA EDGAR

Securities and Exchange Commission
Public Reference Room
100 F Street, NE
Washington, DC  20549

Re:	Lincoln National Corporation (“LNC”) Form 10-K for the Year Ended December 31, 2012 (File No. 1-6028)

Dear Sir or Madam:

On behalf of LNC, we attached for filing LNC’s Form 10-K for the year ended December 31, 2012.  As explained in Note 2 to the Consolidated Financial Statements in Part II, Item 8, the financial statements in this report reflect changes in accounting methods from the preceding year, as follows:

1.	Adoption of ASU No. 2011-05 within the Comprehensive Income Topic of the FASB ASC.
2.	Adoption of ASU No. 2011-04 within the Fair Value Measurements and Disclosures Topic of the FASB ASC.
3.	Adoption of ASU No. 2010-26 within the Financial Services – Insurance Industry Topic of the FASB ASC.
4.	Adoption of ASU Nos. 2011-08 and 2012-02 within the Intangibles – Goodwill and Other Topic of the FASB ASC.
5.	Adoption of ASU No. 2011-03 within the Transfers and Servicing Topic of the FASB ASC.

If you have any questions regarding the Form 10-K, please feel free to give me a call at 484-583-1430.

Very truly yours,

/s/ Douglas N. Miller
Douglas N. Miller
Senior Vice President and Chief Accounting Officer